UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)
Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)
Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	BANK LOANS – 20.1%
$250,000	Akorn, Inc. 4.500%, 10/31/20201, 2	$251,719
500,000	BMC Software Finance, Inc. 5.000%, 8/9/20201, 2	503,517
398,995	Hertz Corp. 3.000%, 3/11/20181, 2	399,276
400,000	Hilton Worldwide Finance LLC 3.750%, 10/25/20201, 2	404,072
498,741	Monitronics International, Inc. 4.250%, 3/23/20181, 2	503,623
250,000	Raven Power Finance LLC 5.250%, 12/18/20201, 2	250,625
548,625	Rexnord LLC 4.000%, 8/15/20201, 2	550,968
500,000	Tallgrass Operations LLC 4.250%, 11/13/20181, 2	503,905
250,000	TGGT Holdings LLC 6.500%, 11/15/20181, 2	251,875
250,000	Tribune Co. 4.000%, 7/1/20201, 2	249,024
250,000	Western Refining, Inc. 4.250%, 11/12/20201, 2	253,281

	TOTAL BANK LOANS (Cost $4,102,000)	4,121,885

	CORPORATE BONDS – 73.4%
	BASIC MATERIALS – 5.2%
250,000	ArcelorMittal (Luxembourg) 6.125%, 6/1/2018	275,312
250,000	FMG Resources August 2006 Pty Ltd. (Australia) 6.000%, 4/1/20171, 3	266,875
250,000	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 2/1/20181	260,938
250,000	Novelis, Inc. (Canada) 8.375%, 12/15/20171	267,344
		1,070,469
	COMMUNICATIONS – 3.7%
200,000	T-Mobile USA, Inc. 6.464%, 4/28/20191	213,000
250,000	Univision Communications, Inc. 6.875%, 5/15/20191, 3	268,438
250,000	Windstream Corp. 7.875%, 11/1/2017	286,875
		768,313

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL – 2.5%
$250,000	American Axle & Manufacturing, Inc. 5.125%, 2/15/20191	$258,125
250,000	Meritage Homes Corp. 4.500%, 3/1/20181	250,000
		508,125
	CONSUMER, NON-CYCLICAL – 16.2%
250,000	APX Group, Inc. 6.375%, 12/1/20191	255,000
250,000	ARAMARK Corp. 5.750%, 3/15/20201, 3	262,500
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
250,000	4.875%, 11/15/20171	263,750
150,000	2.988%, 12/1/20171, 2, 3	151,500
200,000	Cardtronics, Inc. 8.250%, 9/1/20181	216,000
300,000	Centene Corp. 5.750%, 6/1/2017	320,250
250,000	Hologic, Inc. 6.250%, 8/1/20201	265,000
250,000	Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20201	259,688
250,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.125%, 4/15/20191	267,500
250,000	Salix Pharmaceuticals Ltd. 6.000%, 1/15/20211, 3	256,875
250,000	Sun Merger Sub, Inc. 5.250%, 8/1/20181, 3	262,500
250,000	United Rentals North America, Inc. 5.750%, 7/15/20181	268,437
250,000	Valeant Pharmaceuticals International (Canada) 6.750%, 8/15/20181, 3	275,937
		3,324,937
	ENERGY – 18.5%
162,000	Antero Resources Finance Corp. 7.250%, 8/1/20191	174,960
250,000	Bill Barrett Corp. 7.625%, 10/1/20191	270,000
250,000	El Paso LLC 7.250%, 6/1/2018	286,660
250,000	EP Energy LLC / Everest Acquisition Finance, Inc. 6.875%, 5/1/20191	270,312

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$250,000	Genesis Energy LP / Genesis Energy Finance Corp. 7.875%, 12/15/20181	$270,625
250,000	Halcon Resources Corp. 9.750%, 7/15/20201	261,875
350,000	Kodiak Oil & Gas Corp. (Canada) 8.125%, 12/1/20191	390,250
250,000	Laredo Petroleum, Inc. 9.500%, 2/15/20191	280,625
150,000	Legacy Reserves LP / Legacy Reserves Finance Corp. 8.000%, 12/1/20201, 3	156,750
250,000	Oasis Petroleum, Inc. 7.250%, 2/1/20191	270,000
300,000	Rockies Express Pipeline LLC 6.850%, 7/15/20183	293,250
350,000	Ultra Petroleum Corp. (Canada) 5.750%, 12/15/20181, 3	360,500
250,000	Whiting Petroleum Corp. 5.000%, 3/15/20191	256,875
250,000	WPX Energy, Inc. 5.250%, 1/15/2017	268,125
		3,810,807
	FINANCIAL – 13.0%
250,000	AerCap Aviation Solutions B.V. (Netherlands) 6.375%, 5/30/2017	271,875
250,000	Aircastle Ltd. (Bermuda) 4.625%, 12/15/2018	252,500
300,000	American Capital Ltd. 6.500%, 9/15/20181, 3	314,250
250,000	CNO Financial Group, Inc. 6.375%, 10/1/20201, 3	267,500
250,000	E*TRADE Financial Corp. 6.750%, 6/1/2016	272,500
350,000	Fly Leasing Ltd. (Bermuda) 6.750%, 12/15/20201	356,125
250,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/20181	255,625
350,000	Provident Funding Associates LP / PFG Finance Corp. 10.125%, 2/15/20191, 3	383,250
300,000	Stearns Holdings, Inc. 9.375%, 8/15/20201, 3	307,500
		2,681,125

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL – 7.8%
$100,000	Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is (Luxembourg) 6.000%, 6/15/20171, 3	$101,500
250,000	Bombardier, Inc. (Canada) 7.500%, 3/15/20183	285,625
250,000	Huntington Ingalls Industries, Inc. 6.875%, 3/15/20181	271,250
200,000	Jack Cooper Finance Co. 9.250%, 6/1/20201, 3	216,250
250,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.875%, 4/1/20181	265,000
175,000	Polymer Group, Inc. 7.750%, 2/1/20191	187,469
250,000	TransDigm, Inc. 7.750%, 12/15/20181	269,375
		1,596,469
	TECHNOLOGY – 2.4%
200,000	ACI Worldwide, Inc. 6.375%, 8/15/20201, 3	209,500
250,000	Infor US, Inc. 9.375%, 4/1/20191	282,500
		492,000
	UTILITIES – 4.1%
250,000	DPL, Inc. 6.500%, 10/15/20161	271,875
250,000	GenOn Energy, Inc. 9.500%, 10/15/2018	284,375
250,000	NRG Energy, Inc. 7.625%, 1/15/2018	286,250
		842,500
	TOTAL CORPORATE BONDS (Cost $14,919,706)	15,094,745

	TOTAL INVESTMENTS – 93.5% (Cost $19,021,706)	19,216,630
	Other Assets in Excess of Liabilities – 6.5%	1,341,962

	TOTAL NET ASSETS – 100.0%	$20,558,592

LP – Limited Partnership

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

1	Callable.
2	Variable, floating or step rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

See accompanying Notes to Schedule of Investments.

Fountain Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Note 1 – Organization
Fountain Short Duration High Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and capital appreciation.  The Fund commenced investment operations on October 7, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Fountain Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2013 (Unaudited)

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.  The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes
At December 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$19,021,706

Gross unrealized appreciation	$216,820
Gross unrealized depreciation	(21,896)

Net unrealized appreciation on investments	$194,924

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Fountain Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1**	Level 2	Level 3**	Total
Investments
Bank Loans	$-	$4,121,885	$-	$4,121,885
Corporate Bonds*	-	15,094,745	-	15,094,745
Total Investments	$-	$19,216,630	$-	$19,216,630

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 1 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	3/3/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	3/3/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/3/2014